Expense Example - Transamerica WMC US Growth VP	Initial 1 year	Initial 3 years	Initial 5 years	Initial 10 years	Service 1 year	Service 3 years	Service 5 years	Service 10 years
USD ($)	66	208	362	810	92	287	498	1,108